Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Major Customers [Line Items]
Revenues	$ 209,478	$ 159,290	$ 115,818
Revenue percentage	100.00%	100.00%	100.00%
System Integration and Consulting Services
Disclosure Of Major Customers [Line Items]
Revenues	$ 204,526	$ 157,561	$ 114,529
Revenue percentage	97.60%	98.90%	98.90%
Payrolling Services
Disclosure Of Major Customers [Line Items]
Revenues	$ 1,461	$ 1,721	$ 1,289
Revenue percentage	0.70%	1.10%	1.10%
Software Revenue
Disclosure Of Major Customers [Line Items]
Revenues	$ 3,491	$ 8	$ 0
Revenue percentage	1.70%	0.00%	0.00%